Fees Summary	Jul. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 25,025,000.00
Total Fee Amount	3,455.95
Total Offset Amount	0.00
Net Fee	$ 3,455.95
Offering Table N/A
Offset Table N/A	N/A